Note 16 Investments In Subsidiaries Joint Ventures And Associates (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	€ 111	€ 94	€ 93
Investments in associates	883	895	883
Investments in subsidiaries, joint ventures and associates	994	989	976	€ 916
Altura markets SV SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	44	38	31
RCI Colombia [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	37	37	40
Other joint ventures [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	29	19	22
Metrovacesa SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	282	300	259
BBVA allianz seguros y reaseguros SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	277	265	251
ATOM Bank PLC [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	222	222	211
Servicios electronicos globales SA de CV [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	56	43	36
Other associates [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	€ 45	€ 65	€ 127